UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09451

        Nuveen Massachusetts Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
	February 28, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.3% (0.8% of Total Investments)
$ 485	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	B3	$317,588
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Education and Civic Organizations – 39.5% (24.9% of Total Investments)
450	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	AA–	427,091
	Series 2007, 5.000%, 9/01/37 – MBIA Insured
495	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AAA	498,178
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA–	529,395
	5.000%, 9/01/19
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AAA	2,021,334
	Series 2008A, 5.000%, 1/01/42 – AGC Insured (UB)
1,000	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	5/29 at 105.00	A2	1,074,810
	Series 1999P, 6.000%, 5/15/59
990	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E,	7/10 at 100.00	AA	991,960
	5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	1,084,320
	Series 2003N, 5.250%, 6/01/18
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Hebrew College,	3/09 at 100.00	BBB+	679,853
	Series 1999A, 1.200%, 7/01/31 – RAAI Insured (4)
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University,	2/11 at 100.00	Aa2	2,016,599
	Series 2001I, 5.500%, 2/15/36
590	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AAA	599,021
	Series 2007L, 5.000%, 7/01/31

10,125	Total Education and Civic Organizations			9,922,561

	Health Care – 25.6% (16.2% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	329,290
	Issue, Series A (2008), 6.500%, 1/15/38
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	412,530
	System, Series 2001E, 6.250%, 10/01/31
775	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset	8/18 at 100.00	A3	659,719
	Program, Series 1998B-1, 5.375%, 2/01/26 – MBIA Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset	8/18 at 100.00	A3	419,280
	Program, Series 1998B-2, 5.375%, 2/01/27 – MBIA Insured
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/11 at 100.00	BBB	211,108
	Obligated Group, Series 1999A, 5.625%, 7/01/20
295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health	1/12 at 101.00	A	280,206
	Systems Obligated Group, Series 2002, 6.000%, 7/01/31
315	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	BBB+	208,804
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	AA–	536,322
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A	897,070
	Center, Series 2007D, 5.250%, 8/15/28
290	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	172,904
	Medical Center, Series 2007E, 5.000%, 7/15/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	323,595
	Project, Series 2005D, 5.250%, 7/01/30
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB	336,430
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/09 at 101.00	AA	1,012,590
	System Inc., Series 1999B, 5.125%, 7/01/19
35	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	35,076
	System Inc., Series 2001C, 5.750%, 7/01/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	412,155
	Health Care, Series 2001C, 6.625%, 7/01/32
285	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	195,638
	Health Care, Series 2005D, 5.000%, 7/01/33

7,845	Total Health Care			6,442,717

	Housing/Multifamily – 12.7% (8.0% of Total Investments)
570	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	AAA	476,925
	Project, Series 2007, 4.800%, 7/20/48
135	Massachusetts Housing Finance Agency, Housing Bonds, Series 2006A, 5.100%, 12/01/37	6/15 at 100.00	AA–	118,603
	(Alternative Minimum Tax)
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	466,865
	(Alternative Minimum Tax)
1,215	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,	1/11 at 100.00	A	1,103,170
	5.850%, 7/01/35 – AMBAC Insured (Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/12 at 103.00	AAA	1,015,110
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22

3,420	Total Housing/Multifamily			3,180,673

	Housing/Single Family – 3.8% (2.4% of Total Investments)
650	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	535,113
	4.625%, 6/01/32 (Alternative Minimum Tax)
480	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust	6/18 at 100.00	AA	411,677
	3145, 14.608%, 12/01/33 (IF)

1,130	Total Housing/Single Family			946,790

	Industrials – 1.3% (0.8% of Total Investments)
160	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	136,562
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
200	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	188,134
	Inc., Series 2003, 5.450%, 6/01/14

360	Total Industrials			324,696

	Long-Term Care – 7.8% (4.9% of Total Investments)
725	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BB–	448,079
	5.250%, 10/01/26
655	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire	7/11 at 102.00	BBB–	591,662
	Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21
1,000	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility	3/12 at 105.00	AAA	931,350
	Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)

2,380	Total Long-Term Care			1,971,091

	Tax Obligation/General – 15.4% (9.7% of Total Investments)
310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	A1	324,003
2,000	Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17	4/10 at 101.00	Aaa	2,099,438
440	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA	437,448
500	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AA+	571,090
500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 –	No Opt. Call	Baa3	440,890
	FGIC Insured

3,750	Total Tax Obligation/General			3,872,869

	Tax Obligation/Limited – 12.9% (8.1% of Total Investments)
395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	A	398,863
	AMBAC Insured
85	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	85,333
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	439,786
	Series 2004C, 5.250%, 7/01/21
230	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%,	5/14 at 100.00	AA–	246,818
	5/01/19 – MBIA Insured
250	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%,	5/16 at 100.00	A1	239,638
	5/01/31 – AMBAC Insured
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%,	5/18 at 100.00	AAA	548,433
	5/01/33 – AGC Insured
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	539,580
	5.000%, 8/15/20 – FSA Insured
230	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	AA–	244,646
	FGIC Insured
500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	501,580
	6.375%, 10/01/19

3,125	Total Tax Obligation/Limited			3,244,677

	Transportation – 1.3% (0.8% of Total Investments)
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	AA–	321,064
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 16.6% (10.5% of Total Investments) (5)
1,000	Boston, Massachusetts, General Obligation Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+ (5)	1,071,560
	(Pre-refunded 2/01/11)
1,675	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded	2/11 at 100.00	Aa3 (5)	1,794,862
	2/01/11) – AMBAC Insured
125	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	Aa1 (5)	132,258
	(Pre-refunded 7/01/10)
80	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health	1/12 at 101.00	A (5)	90,190
	Systems Obligated Group, Series 2002, 6.000%, 7/01/31 (Pre-refunded 1/01/12)
215	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AAA	238,018
	System Inc., Series 2001C, 5.750%, 7/01/32 (Pre-refunded 7/01/11)
750	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25	1/14 at 100.00	A (5)	840,075
	(Pre-refunded 1/01/14) – FGIC Insured

3,845	Total U.S. Guaranteed			4,166,963

	Utilities – 5.8% (3.7% of Total Investments)
1,070	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System,	1/12 at 101.00	AA–	1,064,318
	Series 2001A, 5.625%, 1/01/14 – MBIA Insured
500	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/09 at 102.00	BBB	395,540
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

1,570	Total Utilities			1,459,858

	Water and Sewer – 14.6% (9.2% of Total Investments)
530	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA+	549,345
	2004A, 5.000%, 11/01/25
125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	102,356
	6.000%, 7/01/25
500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11,	8/15 at 100.00	AAA	482,485
	4.500%, 8/01/29
400	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	363,892
	4.375%, 8/01/31
500	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	539,255
	5.250%, 8/01/20
1,405	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/09 at 101.00	AAA	1,429,474
	Series 1999A, 5.750%, 8/01/29
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	197,058

3,710	Total Water and Sewer			3,663,865

$ 42,145	Total Investments (cost $42,621,108) – 158.6%			39,835,412

	Floating Rate Obligations – (4.2)%			(1,050,000)

	Other Assets Less Liabilities – 2.3%			576,606

	Preferred Shares, at Liquidation Value – (56.7)% (6)			(14,250,000)

	Net Assets Applicable to Common Shares – 100%			$25,112,018

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of February 28, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$39,155,559	$679,853	$39,835,412

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$778,768
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(98,915)
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at end of period	$679,853

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2009, the cost of investments was $41,535,908.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2009, were as follows:

Gross unrealized:
Appreciation	$ 709,705
Depreciation	(3,460,211)

Net unrealized appreciation (depreciation) of investments	$(2,750,506)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of February 28, 2009. Subsequent to February 28, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2009